Capital Stock (Mymd Pharmaceuticals Inc.)	12 Months Ended
Dec. 31, 2020
Capital Stock

Note 8 – Equity

The holders of common shares are entitled to one vote per share at meetings of the Company. On December 30, 2019, the Company’s shareholders approved an increase to 100,000,000 of the number of the authorized shares of Common Stock.

The holders of preferred shares or preferred warrants are entitled to vote per share, as limited by the Certificate of Designation for each class of preferred shares or warrants, at meetings of the Company. As of December 31, 2020, 50,000,000 shares of Preferred Stock were authorized and four classes of Preferred Stock or Warrants are designated as described below.

Series A Convertible Preferred Stock

On September 14, 2012, the Company designated 10,000,000 Series A Convertible Preferred Shares, $0.001 par value, with a stated value of $0.0725. The Series A Convertible Preferred Shares have the following rights:

Voting Rights: Preferred stockholders have voting rights equal to the number of common shares stockholder would own upon conversion of shares of preferred stock.

Dividends: The holders of the Convertible Preferred Stock are entitled to receive preferential dividends at a rate of $0.00135 per share. Such dividends compound annually and are fully cumulative and have priority to any dividends on common stock.

Liquidation Preferences: The holders of the Convertible Preferred Stock are entitled to receive liquidation preferences for payment of any dividends due the holders. After payment of the liquidation preferences, the remaining assets, if any, are to be distributed to the holders of the Convertible Preferred Stock and common stock on a pro rata basis.

Conversion: One share of the Convertible Preferred Stock is convertible into five shares of the Company’s common stock at the option of the holder.

Series C Convertible Preferred Stock

On December 9, 2019, the Company designated 1,990,000 Series C Convertible Preferred Shares, no par value with a stated value of $4.00. The Series C Preferred Shares have the following rights.

Voting Rights: Except as otherwise expressly provided or otherwise required by law, the holders of shares of Series C Preferred Stock shall have no voting rights. However, as long as any shares of Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend the Certificate of Designation, (b) increase the number of authorized shares of Preferred Stock, or (c) enter into any agreement with respect to any of the foregoing. with respect to any of the foregoing

Dividends:  Except for stock dividends or distributions for which adjustments are to be made, holders shall be entitled to receive, and the Company shall pay, dividends on shares of Series C Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Series C Preferred Stock.

Liquidation Preferences: Upon any liquidation, dissolution or winding-up of Company, whether voluntary or involuntary (a “ Liquidation ”), the Holders shall be entitled to participate on an as-converted-to-Common Stock basis with holders of the Common Stock in any distribution of assets of the Company to the holders of the Common Stock.

Conversion: Each share of Series C Preferred Stock shall be convertible, at any time and from time to time from and after the Original Issue Date at the option of the Holder thereof, into that number of shares of Common Stock determined by dividing the Stated Value of such share of Series C Preferred Stock by the Conversion Price then in effect.

Series D Convertible Preferred Stock

On March 24, 2020, the Company designated 211,353 Series D Convertible Preferred Shares, no par value with a stated value of $0.01 per share and filed the Certificate of Designation of Preferences, Rights and Limitations of Series D Convertible Preferred Stock (the “Certificate of Designation”) with the Secretary of State of the State of New Jersey. Pursuant to the Certificate of Designation, in the event of the Company’s liquidation or winding up of its affairs, the holders of its Series D Convertible Preferred Stock (the “Preferred Stock”) will be entitled to receive the same amount that a holder of the Company’s common stock would receive if the Preferred Stock were fully converted (disregarding for such purposes any conversion limitations set forth in the Certificate of Designation) to common stock which amounts shall be paid pari passu with all holders of the Company’s common stock. Each share of Preferred Stock has a stated value equal to $0.01 (the “Stated Value”), subject to increase as set forth in Section 7 of the Certificate of Designation.

A holder of Preferred Stock is entitled at any time to convert any whole or partial number of shares of Preferred Stock into shares of the Company’s common stock determined by dividing the Stated Value of the Preferred Stock being converted by the conversion price of $0.01 per share.

A holder of Preferred Stock will be prohibited from converting Preferred Stock into shares of the Company’s common stock if, as a result of such conversion, the holder, together with its affiliates, would own more than 4.99% of the total number of shares of the Company’s common stock then issued and outstanding (with such ownership restriction referred to as the “Beneficial Ownership Limitation”). However, any holder may increase or decrease such percentage to any other percentage not in excess of 9.99%, provided that any increase in such percentage shall not be effective until 61 days after such notice to the Company.

Subject to the Beneficial Ownership Limitation, on any matter presented to the Company’s stockholders for their action or consideration at any meeting of the Company’s stockholders (or by written consent of stockholders in lieu of a meeting), each holder of Preferred Stock will be entitled to cast the number of votes equal to the number of whole shares of the Company’s common stock into which the shares of Preferred Stock beneficially owned by such holder are convertible as of the record date for determining stockholders entitled to vote on or consent to such matter (taking into account all Preferred Stock beneficially owned by such holder). Except as otherwise required by law or by the other provisions of the Company’s certificate of incorporation, the holders of Preferred Stock will vote together with the holders of the Company’s common stock and any other class or series of stock entitled to vote thereon as a single class.

A holder of Preferred Stock shall be entitled to receive dividends as and when paid to the holders of the Company’s common stock on an as-converted basis.

Series E Junior Participating Preferred Stock (Rights Agreement)

On September 9, 2020 the Company designated 100,000 Series E Junior Participating Preferred Shares, no par value with a stated value of $0.001. The Series E Junior Participating Preferred Shares have the following rights.

The Company’s board of directors (the “Board”) declared a dividend of one preferred share purchase right (a “Right”) for each of the Company’s issued and outstanding shares of common stock. The dividend is payable to the stockholders of record on September 21, 2020 (the “Record Date”). Each Right entitles the registered holder, subject to the terms of the Rights Agreement (as defined below), to purchase from the Company one one-thousandth of a share of the Company’s Series E Junior Participating Preferred Stock, no par value with a stated value of $0.001 (the “Preferred Stock”) at $15.00 (the “Purchase Price”), subject to certain adjustments. The description and terms of the Rights are set forth in the Rights Agreement dated as of September 9, 2020 (the “Rights Agreement”) between the Company and VStock Transfer, LLC, as Rights Agent (the “Rights Agent”).

The Rights will not be exercisable until the earlier to occur of (i) the tenth business day following a public announcement or filing that a person has, or affiliates or associates of such person have, become an “Acquiring Person,” which is defined as a person, or affiliates or associates of such person, who, at any time after the date of the Rights Agreement, has acquired, or obtained the right to acquire, Beneficial Ownership of 10% or more of the Company’s outstanding shares of common stock, subject to certain exceptions, or (ii) the tenth business day (or such later date as may be determined by action of the Board prior to such time as any person or group of affiliated or associated persons becomes an Acquiring Person) after the commencement of, or announcement of an intention to commence, a tender offer or exchange offer the consummation of which would result in any person becoming an Acquiring Person (the earlier of such dates being called the “Distribution Date”). Beneficial Ownership, as defined in the Rights Agreement, includes certain interests in securities created by derivatives contracts, which are beneficially owned, directly or indirectly, by a counterparty (or any of such counterparty’s affiliates or associates) under any derivatives contract to which such person or any of such person’s affiliates or associates is a receiving party (as such terms are defined in Rights Agreement), subject to certain limitations.

Until the Distribution Date, (i) the Rights will be evidenced by the common stock certificates (or, for uncertificated shares of common stock, by the book-entry account that evidences record ownership of such shares) and will be transferred with, and only with, such Common Stock, and (ii) new common stock certificates issued after the Record Date will contain a legend incorporating the Rights Agreement by reference (for book entry common stock, this legend will be contained in the notations in book entry accounts). Until the earlier of the Distribution Date and the Expiration Date (defined below), the transfer of any shares of common stock outstanding on the Record Date will also constitute the transfer of the Rights associated with such shares of common stock. As soon as practicable after the Distribution Date, the Rights Agent will send by first-class, insured, postage prepaid mail, to each record holder of the common stock as of the close of business on Distribution Date separate rights certificates evidencing the Rights (“Right Certificates”), and such Right Certificates alone will evidence the Rights. The Company may choose book entry in lieu of physical certificates, in which case, references to “Rights Certificates” shall be deemed to mean the uncertificated book entry representing the Rights.

The Rights, which are not exercisable until the Distribution Date, expire upon the earliest to occur of (i) the close of business on September 8, 2021; (ii) the time at which the Rights are redeemed or exchanged pursuant to the Rights Agreement; and (iii) the time at which the Rights are terminated upon the closing of any merger or other acquisition transaction involving the Company pursuant to a merger or other acquisition agreement that has been approved by the Board prior to any person becoming an Acquiring Person (the earliest of (i), (ii), and (iii) is referred to as the “Expiration Date”).

Each share of Preferred Stock will be entitled to a preferential per share dividend rate equal to the greater of (i) $0.001 and (ii) the sum of (1) 1,000 times the aggregate per share amount of all cash dividends, plus (2) 1,000 times the aggregate per share amount (payable in kind) of all non-cash dividends or other distributions other than certain dividends or subdivisions of the outstanding shares of common stock. Each Preferred Stock will entitle the holder thereof to a number of votes equal to 1,000 on all matters submitted to a vote of the stockholders of the Company. In the event of any merger, consolidation or other transaction in which shares of common stock are exchanged, each Preferred Stock will be entitled to receive 1,000 times the amount received per one share of common stock. Pursuant to the Rights Agreement, the preferential rates noted above may be adjusted in the event that the Company (i) pays dividends in common stock, (ii) subdivides the outstanding common stock or (iii) combines outstanding Common Stock into a smaller number of shares.

The Purchase Price payable, and the number of shares of Preferred Stock or other securities or property issuable, upon exercise of the Rights are subject to adjustment from time to time to prevent dilution (i) in the event of a stock dividend, or a subdivision, combination or reclassification of the Preferred Stock, (ii) if the holders of Preferred Stock are granted certain rights, options or warrants to subscribe for the applicable Preferred Stock or securities convertible into the applicable Preferred Stock at less than the current market price of the applicable Preferred Stock, or (iii) upon the distribution to holders of Preferred Stock of evidences of indebtedness, cash (excluding regular quarterly cash dividends), assets (other than dividends payable in Preferred Stock) or subscription rights or warrants (other than those referred to in (ii) immediately above). The number of outstanding Rights and the number of one one-thousandths of a Preferred Stock issuable upon exercise of each Right are also subject to adjustment in the event of a stock split, reverse stock split, stock dividends and other similar transactions.

With some exceptions, no adjustment in the purchase price relating to a Right will be required until cumulative adjustments amount to at least one percent (1%) of the purchase price relating to the Right. No fractional shares of Preferred Stock are required to be issued (other than fractions which are integral multiples of one one-thousandth of a share of Preferred Stock) and, in lieu of the issuance of fractional shares, the Company may make an adjustment in cash based on the market price of the Preferred Stock on the trading date immediately prior to the date of exercise.

In the event that a person or group of affiliated or associated persons becomes an Acquiring Person, each holder of a Right will thereafter have the right to receive, upon exercise, common stock (or, in certain circumstances, other securities, cash or other assets of the Company) having a value equal to two (2) times the exercise price of the Right. Notwithstanding any of the foregoing, following the occurrence of a person becoming an Acquiring Person, all Rights that are, or (under certain circumstances specified in the Rights Agreement) were, Beneficially Owned by any Acquiring Person (or by certain related parties) will be null and void and any holder of such Rights (including any purported transferee or subsequent holder) will be unable to exercise or transfer any such Rights. However, Rights are not exercisable following the occurrence of a person becoming an Acquiring Person until the Distribution Date.

In the event that, after a person or a group of affiliated or associated persons has become an Acquiring Person, the Company is acquired in a merger or other business combination transaction, or 50% or more of the Company’s assets or earning power are sold, proper provision will be made so that each holder of a Right will thereafter have the right to receive, upon the exercise of a Right that number of shares of common stock of the person with whom the Company has engaged in the foregoing transaction (or its parent) that at the time of such transaction have a market value of two (2) times the exercise price of the Right.

At any time before any person or group of affiliated or associated persons becomes an Acquiring Person, the Board may redeem the Rights in whole, but not in part, at a price of $0.001 per Right (subject to certain adjustments) (the “Redemption Price”). The redemption of the Rights may be made effective at such time, on such basis and with such conditions as the Board in its sole discretion may establish. Immediately upon the action of the Board electing to redeem or exchange the Rights, the right to exercise the Rights will terminate and the only right of the holders of Rights will be to receive the Redemption Price.

The Board may, at its option, at any time after the first occurrence of a Flip-in Event (as defined in the Rights Agreement), exchange all or part of the then outstanding and exercisable Rights for shares of common stock at an exchange ratio of one share of common stock per Right, appropriately adjusted to reflect any stock split, stock dividend or similar transaction occurring after the effective date. However, the Board shall not effect such an exchange at any time after any person, together with all affiliates and associates of such person, becomes a beneficial owner of 50% or more of the outstanding shares of common stock. Immediately upon the action of the Board to exchange the Rights, the Rights will terminate and the only right of the holders of Rights will be to receive the number of shares of Common equal to the number of Rights held by such holder multiplied by the exchange ratio.

Until a Right is exercised or exchanged, the holder thereof, as such, will have no rights as a stockholder of the Company, including, without limitation, the right to vote or to receive dividends.

The Board may amend or supplement the Rights Agreement without the approval of any holders of Rights at any time so long as the Rights are redeemable. At any time the Rights are no longer redeemable, no such supplement or amendment may (i) adversely affect the interests of the holders of Rights (other than an Acquiring Person or an affiliate or associate of an Acquiring Person), (ii) cause the Rights Agreement to become amendable other than in accordance with Section 27 of the Rights Agreement, or (iii) cause the Rights again to become redeemable.

The Company does not anticipate any material impact on the consolidated financial statements.

Equity Transactions

On December 9, 2019, the Company entered into that certain “Purchase Agreement” pursuant to which the Company agreed to sell an aggregate of 613,500 shares of Common Stock, 1,376,500 pre-funded warrants (the “Pre-funded Warrants”), Preferred ‘C’ warrants to purchase approximately 1,990,000 shares of Common Stock (the “Preferred ‘C’ Warrants”) and Underwriter’s Warrants to purchase approximately 159,200 shares of Common Stock (the “Underwriter’s Warrants”). The combined purchase price for one share of Common Stock was $4.00 and each Pre-funded Warrant was priced at $3.9999 with (the “Offering”). The Purchase Agreement contains customary representations, warranties, and covenants by the Company. Through the Offering, the Company raised proceeds of $6,965,635, net of offering costs of $994,227. Offering costs were allocated on a pro rata basis to the proceeds from the sale of each of the Common Stock and the pre-funded warrants.

Each Pre-Funded Warrant has an initial exercise price of $0.0001 per share and is exercisable immediately after the date of issuance. Subject to limited exceptions, a holder of the Pre-Funded Warrants will not have the right to exercise any portion of such securities if the holder, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Company’s Common Stock outstanding immediately after the exercise. The exercise price of the Pre-Funded Warrants, and in some cases the number of shares of Common Stock issuable upon exercise of the Pre-Funded Warrants, will be subject to adjustment in the event of stock splits, stock dividends, combinations, rights offerings and similar events affecting the Common Stock. The pre-funded warrants represented prepaid equity forward contracts that were equity classified, as they were not subject to ASC 480 and did not meet the definition of a derivative under ASC 815 due to their requiring a substantial upfront payment.

Each Preferred ‘C’ Warrant has an initial exercise price of $4.00 per share, is exercisable immediately after the date of issuance and will expire five years from December 30, 2019, the date it became exercisable. Subject to limited exceptions, a holder of the Preferred ‘C’ Warrants will not have the right to exercise any portion of such securities if the holder, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Company’s Common Stock outstanding immediately after the exercise. The exercise price of the Preferred ‘C’ Warrants, and in some cases the number of shares of Common Stock issuable upon exercise of the Preferred ‘C’ Warrants, will be subject to adjustment in the event of stock splits, stock dividends, combinations, rights offerings and similar events affecting the Common Stock.

Each Underwriter’s Warrant has an initial exercise price of $5.00 per share, will be exercisable immediately after the date of issuance and will expire five years from December 30, 2019, the date it became exercisable. Subject to limited exceptions, a holder of the Underwriter’s Warrants will not have the right to exercise any portion of such securities if the holder, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Company’s Common Stock outstanding immediately after the exercise. The exercise price of the Underwriter’s Warrants, and in some cases the number of shares of Common Stock issuable upon exercise of the Underwriter’s Warrants, will be subject to adjustment in the event of stock splits, stock dividends, combinations, rights offerings and similar events affecting the Common Stock.

In addition, the Warrants provide that, in the event of a fundamental transaction (as such term is described in the Warrant), the holder of such Warrant, at the holder’s option, may receive, for each warrant share (as such term is described in the Warrant) that would have been issuable upon such exercise immediately prior to the occurrence of such fundamental transaction, the number of shares of Common Stock of the successor or acquiring corporation or of the Company, if it is the surviving corporation, and any additional consideration receivable as a result of such fundamental transaction by a holder of the number of shares of Common Stock for which the Warrant is exercisable immediately prior to such fundamental transaction. If holders of Common Stock are given any choice as to the securities, cash or property to be received in a fundamental transaction, then the holder shall be given the same choice as to the alternate consideration it receives upon any exercise of the Warrant following such fundamental transaction. The Company shall cause any successor entity (as such term is described in the Warrant), at the option of the holder, to deliver to the holder in exchange for the Warrant a security of the successor entity evidenced by a written instrument substantially similar in form and substance to the Warrant which is exercisable for a corresponding number of shares of capital stock of such successor entity (or its parent entity) equivalent to the shares of Common Stock acquirable and receivable upon exercise of the Warrant (without regard to any limitations on the exercise of this Warrant) prior to such fundamental transaction, and with an exercise price which applies the exercise price hereunder to such shares of capital stock.

The Offering was made pursuant to a registration statement on Form S-1 (Files No. 333-234447 and 333-235359 previously filed with the Securities and Exchange Commission on November 1, 2019 and declared effective on December 5, 2019. Such securities are being offered only by means of a prospectus.

During the year ended December 31, 2019, pursuant to his October 2018 employment agreement, the Company issued 1,563 shares of Common Stock under the 2017 Plan to Mr. Yeaton, with a fair value on the date of grant, of $27,367.

On April 8, 2020, pursuant to a securities purchase agreement with certain institutional and accredited investors, the Company issued and sold in a registered direct offering (the “April Offering”) an aggregate of 766,667 shares of common stock of the Company at an offering price of $6.00 per share, for gross and net proceeds of $4,600,002 and $4,086,207, respectively.

In connection with the April Offering, the Company issued to the placement agent or designees warrants to purchase up to 61,333 shares of its common stock at an exercise price of $7.50 (the “April Placement Agent Warrants”) in a private placement. The April Placement Agent Warrants will be exercisable at any time and from time to time, in whole or in part, following the date of issuance and for a term of five years from the effective date of the April Offering.

On May 18, 2020, pursuant to a securities purchase agreement with certain institutional and accredited investors, the Company issued and sold in a registered direct offering (the “May Offering”) an aggregate of 1,366,856 shares of its common stock at an offering price of $3.53 per share, for gross and net proceeds of $4,825,002 and $4,320,720, respectively.

In connection with the May Offering, the Company issued to the placement agent or designees warrants to purchase up to 109,348 shares of its common stock at an exercise price of $4.4125 (the “May Placement Agent Warrants”) in a private placement. The May Placement Agent Warrants will be exercisable at any time and from time to time, in whole or in part, following the date of issuance and for a term of five years from the effective date of the May Offering.

On August 13, 2020, pursuant to a securities purchase agreement with certain institutional and accredited investors, dated August 11, 2020, the Company issued and sold in a registered direct offering (the “August Offering”) an aggregate of 1,207,744 shares of its common stock at an offering price of $5.67 per share, for gross and net proceeds of $6,847,908 and $6,158,034, respectively.

In connection with the August Offering, the Company issued to the placement agent or designees warrants to purchase up to 96,620 shares of its common stock at an exercise price of $7.0875 (the “August Placement Agent Warrants”) in a private placement. The August Placement Agent Warrants will be exercisable at any time and from time to time, in whole or in part, following the date of issuance and for a term of five years from the effective date of the August Offering.

On November 17, 2020, pursuant to the Private Placement SPA, the Company issued and sold in the Private Placement an aggregate of 8,725,393 shares of its common stock and 1,040,540 Pre-Funded Warrants at an offering price of $1.85 per share, for gross and net proceeds of $18,066,976 and $16,362,786, respectively.

In connection with the Private Placement, the Company issued Investor Warrants to purchase up to 9,765,933 shares of common stock at an exercise price of $2.06. The Investor Warrants are exercisable at any time and from time to time, in whole or in part, following the date of issuance and for a term of five and one-half years from the effective date of the Private Placement.

In connection with the Private Placement, the Company issued to the Placement Agent or designees the Placement Agent Warrants to purchase up to 390,368 shares of its common stock at an exercise price of $1.85 in a private placement. The Placement Agent Warrants are exercisable at any time and from time to time, in whole or in part, following the date of issuance and for a term of five and one-half years from the effective date of the Private Placement.

During the year ended December 31, 2020, 138,361 shares of Series D Preferred Stock were converted to 138,361 common shares. As of December 31, 2020, 72,992 shares of Series D Preferred Stock were issued and outstanding.

During the year ended December 31, 2020, warrants to purchase an aggregate of 1,935,000 shares of Series C Convertible Preferred Stock were exercised at an exercise price of $4.00 per share, yielding proceeds of $7,740,000 and immediately converted to 1,935,000 shares of common stock.

During the year ended December 31, 2020, Pre-Funded Warrant holders from the December 9, 2019 public offering exercised warrants for the purchase of 795,000 shares of Common Stock, with an exercise price of $0.0001 per common share, raising net proceeds of $80.

Mymd Pharmaceuticals Inc. [Member]
Capital Stock

Note 6—Capital stock

Classes of Stock – The Company has the authority to issue 100,000,000 shares of capital stock, consisting of 90,000,000 shares of common stock and 10,000,000 shares of undesignated preferred stock, whose rights and privileges will be defined by the Board of Directors when a series of preferred stock is designated.

Share Issuance – Prior to 2019, the Company sold shares of common stock at prices above the current price of $1.00 per share. In 2019, the Company issued additional shares to those investors to bring their average share purchase price commensurate with the $1.00 per share value. As a result of this share repricing, the Company issued 1,653,000 shares of common stock for no additional proceeds during the year ended December 31, 2019.